Relevant and/or subsequent events (unaudited)	9 Months Ended
Sep. 30, 2023
Relevant and/or subsequent events (unaudited)
Relevant and/or subsequent events (unaudited)

32.Relevant and/or subsequent events (unaudited)

The Ecopetrol Business Group opened a marketing company in the United States of America

The Ecopetrol Business Group has in operation a new marketing company abroad, this time in the United States of America. The main objective of the company is finding new customers and strengthening its commercial strategy in the North American market.

The trading company, created in 2022, is called Ecopetrol US Trading and is in Houston, Texas, a recognized city as one of the energy capitals of the World. From there, the Company will execute its commercial operations in the United States of America.

Ecopetrol US Trading’s marketing and operation strategy seeks to get closer and strengthen the relationship with customers, through a local support team that will facilitate fluid communication with customers and suppliers.

ISA bonds issuance

In November 2023, ISA issued bonds in the local market for COP$500,000 million of the fifteenth tranche of the Company’s internal public debt securities issuance and placement program. The placement was carried out through the Colombian Stock Exchange (BVC, acronym in Spanish), under the Dutch auction mechanism.